UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-7885

Name of Fund: Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Enhanced S&P 500 Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments

Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2005

                                         Shares
Industry                                   Held          Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.4%               37,500          Boeing Co.                                                   $   2,548,125
                                         16,000          General Dynamics Corp.                                           1,912,800
                                          5,200          Goodrich Corp.                                                     230,568
                                         37,300          Honeywell International, Inc.                                    1,398,750
                                         15,700          Lockheed Martin Corp.                                              958,328
                                         30,900          Northrop Grumman Corp.                                           1,679,415
                                         42,300          Raytheon Co.                                                     1,608,246
                                         46,100          United Technologies Corp.                                        2,389,824
                                                                                                                      -------------
                                                                                                                         12,726,056
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.6%           46,900          United Parcel Service, Inc. Class B                              3,242,197
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.3%                   43,600          Delphi Corp.                                                       120,336
                                          2,700          The Goodyear Tire & Rubber Co. (a)                                  42,093
                                         22,700          Johnson Controls, Inc.                                           1,408,535
                                          5,500          Visteon Corp.                                                       53,790
                                                                                                                      -------------
                                                                                                                          1,624,754
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%                       87,700          Ford Motor Co.                                                     864,722
                                         14,400          Harley-Davidson, Inc.                                              697,536
                                                                                                                      -------------
                                                                                                                          1,562,258
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.6%                          6,000          Anheuser-Busch Cos., Inc.                                          258,240
                                          4,900          Brown-Forman Corp. Class B                                         291,746
                                        105,800          The Coca-Cola Co.                                                4,569,502
                                         16,400          Coca-Cola Enterprises, Inc.                                        319,800
                                          4,900          Constellation Brands, Inc. Class A (a)                             127,400
                                          4,612          Molson Coors Brewing Co. Class B                                   295,214
                                         36,600          Pepsi Bottling Group, Inc.                                       1,044,930
                                         31,310          PepsiCo, Inc.                                                    1,775,590
                                                                                                                      -------------
                                                                                                                          8,682,422
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.5%                     53,580          Amgen, Inc. (a)                                                  4,268,719
                                         36,500          Applera Corp. - Applied Biosystems Group                           848,260
                                         27,510          Biogen Idec, Inc. (a)                                            1,086,095
                                          3,700          Chiron Corp. (a)                                                   161,394
                                         10,900          Genzyme Corp. (a)                                                  780,876
                                         17,600          Gilead Sciences, Inc. (a)                                          858,176
                                          7,300          Medimmune, Inc. (a)                                                245,645
                                                                                                                      -------------
                                                                                                                          8,249,165
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                  9,000          American Standard Cos., Inc.                                       418,950
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.6%                   38,200          The Bank of New York Co., Inc.                                   1,123,462
                                          3,600          The Bear Stearns Cos., Inc.                                        395,100
                                         87,500          The Charles Schwab Corp.                                         1,262,625
                                         27,300          E*Trade Financial Corp. (a)                                        480,480
                                          6,700          Franklin Resources, Inc.                                           562,532
                                          2,600          Goldman Sachs Group, Inc.                                          316,108
                                          3,700          Janus Capital Group, Inc.                                           53,465
                                         13,049          Lehman Brothers Holdings, Inc.                                   1,519,948
                                         22,600          Mellon Financial Corp.                                             722,522
                                         40,800          Merrill Lynch & Co., Inc. (b)                                    2,503,080
                                         64,300          Morgan Stanley                                                   3,468,342
                                          8,500          Northern Trust Corp.                                               429,675
                                         16,800          State Street Corp.                                                 821,856
                                          2,900          T. Rowe Price Group, Inc.                                          189,370
                                              3          UBS AG Registered                                                      257
                                                                                                                      -------------
                                                                                                                         13,848,822
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2005

                                         Shares
Industry                                   Held          Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.3%                          7,400          Air Products & Chemicals, Inc.                               $     408,036
                                         59,494          The Dow Chemical Co.                                             2,479,115
                                         45,400          E.I. du Pont de Nemours & Co.                                    1,778,318
                                          1,500          Eastman Chemical Co.                                                70,455
                                         34,700          Ecolab, Inc.                                                     1,107,971
                                          3,700          International Flavors & Fragrances, Inc.                           131,868
                                          5,700          PPG Industries, Inc.                                               337,383
                                         15,700          Praxair, Inc.                                                      752,501
                                            800          Sigma-Aldrich Corp.                                                 51,248
                                                                                                                      -------------
                                                                                                                          7,116,895
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.8%                  20,500          AmSouth Bancorp                                                    517,830
                                         27,025          BB&T Corp.                                                       1,055,326
                                        168,797          Bank of America Corp.                                            7,106,354
                                         21,800          Comerica, Inc.                                                   1,284,020
                                          2,418          Compass Bancshares, Inc.                                           110,817
                                             34          Fifth Third Bancorp                                                  1,249
                                         44,550          Hibernia Corp. Class A                                           1,338,282
                                         12,048          Huntington Bancshares, Inc.                                        270,719
                                         21,800          Keycorp                                                            703,050
                                          4,800          M&T Bank Corp.                                                     507,408
                                         11,600          Marshall & Ilsley Corp.                                            504,716
                                         27,500          National City Corp.                                                919,600
                                         14,702          PNC Financial Services Group, Inc.                                 853,010
                                         24,295          Regions Financial Corp.                                            756,060
                                         10,850          SunTrust Banks, Inc.                                               753,532
                                          8,600          Synovus Financial Corp.                                            238,392
                                         83,854          U.S. Bancorp                                                     2,354,620
                                          1,183          Unizan Financial Corp.                                              28,640
                                         25,881          Wachovia Corp.                                                   1,231,677
                                         75,155          Wells Fargo & Co.                                                4,401,828
                                          5,967          Westcorp                                                           351,456
                                          1,900          Zions Bancorporation                                               135,299
                                                                                                                      -------------
                                                                                                                         25,423,885
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                     1,800          Avery Dennison Corp.                                                94,302
Supplies - 0.7%                          79,900          Cendant Corp.                                                    1,649,136
                                          3,800          Cintas Corp.                                                       155,990
                                          2,600          Equifax, Inc.                                                       90,844
                                         14,600          Manpower, Inc.                                                     648,094
                                          6,800          Pitney Bowes, Inc.                                                 283,832
                                          3,900          Robert Half International, Inc.                                    138,801
                                         19,310          School Specialty, Inc. (a)                                         941,942
                                                                                                                      -------------
                                                                                                                          4,002,941
-----------------------------------------------------------------------------------------------------------------------------------
Communications                            8,871          ADC Telecommunications, Inc. (a)                                   202,791
Equipment - 2.7%                         12,731          Brooktrout, Inc. (a)                                               165,121
                                        281,200          Cisco Systems, Inc. (a)                                          5,041,916
                                          5,600          Comverse Technology, Inc. (a)                                      147,112
                                         87,900          Corning, Inc. (a)                                                1,699,107
                                         61,200          JDS Uniphase Corp. (a)                                             135,864
                                        132,703          Motorola, Inc.                                                   2,931,409
                                         68,100          Qualcomm, Inc.                                                   3,047,475
                                         72,305          Tellabs, Inc. (a)                                                  760,649
                                                                                                                      -------------
                                                                                                                         14,131,444
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2005

                                         Shares
Industry                                   Held          Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.7%           35,600          Apple Computer, Inc. (a)                                     $   1,908,516
                                        105,300          Dell, Inc. (a)                                                   3,601,260
                                        108,108          EMC Corp. (a)                                                    1,398,918
                                        145,410          Hewlett-Packard Co.                                              4,245,972
                                         79,700          International Business Machines Corp.                            6,393,534
                                         38,400          Network Appliance, Inc. (a)                                        911,616
                                          1,500          QLogic Corp. (a)                                                    51,300
                                        278,800          Sun Microsystems, Inc. (a)                                       1,092,896
                                                                                                                      -------------
                                                                                                                         19,604,012
-----------------------------------------------------------------------------------------------------------------------------------
Construction &                            2,100          Fluor Corp.                                                        135,198
Engineering - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.2%            16,200          Vulcan Materials Co.                                             1,202,202
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.2%                  49,700          American Express Co.                                             2,854,768
                                         10,942          Capital One Financial Corp.                                        870,108
                                         73,107          MBNA Corp.                                                       1,801,356
                                          9,000          Metris Cos., Inc. (a)                                              131,670
                                         32,800          Providian Financial Corp. (a)                                      579,904
                                                                                                                      -------------
                                                                                                                          6,237,806
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%             1,700          Ball Corp.                                                          62,458
                                          3,400          Sealed Air Corp. (a)                                               161,364
                                          2,700          Temple-Inland, Inc.                                                110,295
                                                                                                                      -------------
                                                                                                                            334,117
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                      10,400          Genuine Parts Co.                                                  446,160
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                   223,413          Citigroup, Inc.                                                 10,169,760
Services - 3.1%                         113,500          Instinet Group, Inc.                                               564,095
                                        155,963          JPMorgan Chase & Co.                                             5,291,825
                                          9,800          Principal Financial Group                                          464,226
                                                                                                                      -------------
                                                                                                                         16,489,906
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication            77,335          AT&T Corp.                                                       1,531,233
Services - 1.9%                          60,000          BellSouth Corp.                                                  1,578,000
                                         13,800          PanAmSat Holding Corp.                                             333,960
                                        110,978          SBC Communications, Inc.                                         2,660,143
                                        119,440          Verizon Communications, Inc.                                     3,904,494
                                                                                                                      -------------
                                                                                                                         10,007,830
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.5%                 7,000          Allegheny Energy, Inc. (a)                                         215,040
                                         12,900          American Electric Power Co., Inc.                                  512,130
                                          5,400          Cinergy Corp.                                                      239,814
                                         14,100          Edison International                                               666,648
                                          7,300          Entergy Corp.                                                      542,536
                                         29,624          Exelon Corp.                                                     1,583,107
                                         13,900          FPL Group, Inc.                                                    661,640
                                         11,600          FirstEnergy Corp.                                                  604,592
                                         43,700          PPL Corp.                                                        1,412,821
                                          7,600          Progress Energy, Inc.                                              340,100
                                         35,100          The Southern Co.                                                 1,255,176
                                                                                                                      -------------
                                                                                                                          8,033,604
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%               4,200          American Power Conversion Corp.                                    108,780
                                          2,100          Cooper Industries Ltd. Class A                                     145,194
                                         18,500          Emerson Electric Co.                                             1,328,300
                                                                                                                      -------------
                                                                                                                          1,582,274
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                   13,600          Agilent Technologies, Inc. (a)                                     445,400
Instruments - 0.3%                       22,400          BEI Technologies, Inc.                                             783,776
                                          7,800          Jabil Circuit, Inc. (a)                                            241,176
                                         10,500          Molex, Inc.                                                        280,140
                                          6,500          Sanmina-SCI Corp. (a)                                               27,885

Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2005

                                         Shares
Industry                                   Held          Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                         20,900          Solectron Corp. (a)                                          $      81,719
                                            400          Tektronix, Inc.                                                     10,092
                                                                                                                      -------------
                                                                                                                          1,870,188
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                        9,700          BJ Services Co.                                                    349,103
Services - 1.5%                          12,300          Baker Hughes, Inc.                                                 734,064
                                         20,100          Halliburton Co.                                                  1,377,252
                                          4,000          Nabors Industries Ltd. (a)                                         287,320
                                          5,800          National Oilwell Varco, Inc. (a)                                   381,640
                                          1,500          Rowan Cos., Inc.                                                    53,235
                                         35,900          Schlumberger Ltd.                                                3,029,242
                                         27,700          Transocean, Inc. (a)                                             1,698,287
                                          5,100          Weatherford International Ltd. (a)                                 350,166
                                                                                                                      -------------
                                                                                                                          8,260,309
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples                           17,800          Costco Wholesale Corp.                                             767,002
Retailing - 1.8%                         64,700          The Kroger Co. (a)                                               1,332,173
                                         45,900          Safeway, Inc.                                                    1,175,040
                                         12,400          Supervalu, Inc.                                                    385,888
                                         23,300          Sysco Corp.                                                        730,921
                                        111,400          Wal-Mart Stores, Inc.                                            4,881,548
                                          5,400          Walgreen Co.                                                       234,630
                                                                                                                      -------------
                                                                                                                          9,507,202
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.1%                     31,700          Archer-Daniels-Midland Co.                                         781,722
                                         14,600          Campbell Soup Co.                                                  434,350
                                         13,000          General Mills, Inc.                                                626,600
                                         11,300          HJ Heinz Co.                                                       412,902
                                         10,500          The Hershey Co.                                                    591,255
                                         15,300          Kellogg Co.                                                        705,789
                                          1,800          McCormick & Co., Inc.                                               58,734
                                         80,500          Sara Lee Corp.                                                   1,525,475
                                         11,900          Tyson Foods, Inc. Class A                                          214,795
                                          9,100          Wm. Wrigley Jr. Co.                                                654,108
                                                                                                                      -------------
                                                                                                                          6,005,730
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                   1,200          Bausch & Lomb, Inc.                                                 96,816
Supplies - 2.1%                          16,500          Baxter International, Inc.                                         657,855
                                          8,500          Becton Dickinson & Co.                                             445,655
                                         31,900          Boston Scientific Corp. (a)                                        745,503
                                          3,300          Fisher Scientific International (a)                                204,765
                                         26,241          Guidant Corp.                                                    1,807,742
                                         67,900          Medtronic, Inc.                                                  3,640,798
                                            500          Millipore Corp. (a)                                                 31,445
                                          5,600          PerkinElmer, Inc.                                                  114,072
                                         13,500          St. Jude Medical, Inc. (a)                                         631,800
                                         27,800          Stryker Corp.                                                    1,374,154
                                          9,900          Thermo Electron Corp. (a)                                          305,910
                                          3,300          Waters Corp. (a)                                                   137,280
                                         11,700          Zimmer Holdings, Inc. (a)                                          806,013
                                                                                                                      -------------
                                                                                                                         10,999,808
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                  22,100          Aetna, Inc. New Shares                                           1,903,694
Services - 4.3%                          13,600          AmerisourceBergen Corp.                                          1,051,280
                                         26,300          Beverly Enterprises, Inc. (a)                                      322,175
                                         32,955          Cardinal Health, Inc.                                            2,090,665
                                         17,409          Caremark Rx, Inc. (a)                                              869,231
                                         12,000          Cigna Corp.                                                      1,414,320
                                          6,400          Express Scripts, Inc. (a)                                          398,080

Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2005

                                         Shares
Industry                                   Held          Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                         14,700          HCA, Inc.                                                    $     704,424
                                         10,600          Health Management Associates, Inc. Class A                         248,782
                                          7,000          Humana, Inc. (a)                                                   335,160
                                          5,500          IMS Health, Inc.                                                   138,435
                                         19,100          LabOne, Inc. (a)                                                   830,850
                                            900          Manor Care, Inc.                                                    34,569
                                         24,700          McKesson Corp.                                                   1,172,015
                                         12,716          Medco Health Solutions, Inc. (a)                                   697,218
                                          7,592          Pacificare Health Systems (a)                                      605,690
                                         89,193          Priority Healthcare Corp. (a)                                    2,484,917
                                          5,300          Quest Diagnostics                                                  267,862
                                         40,692          Renal Care Group, Inc. (a)                                       1,925,545
                                         49,262          UnitedHealth Group, Inc.                                         2,768,524
                                         33,400          WellPoint, Inc. (a)                                              2,532,388
                                                                                                                      -------------
                                                                                                                         22,795,824
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                    53,943          Argosy Gaming Co. (a)                                            2,534,782
Leisure - 1.8%                           35,227          Carnival Corp.                                                   1,760,645
                                          2,500          Darden Restaurants, Inc.                                            75,925
                                         11,300          Hilton Hotels Corp.                                                252,216
                                         58,100          McDonald's Corp.                                                 1,945,769
                                         35,200          Starbucks Corp. (a)                                              1,763,520
                                          7,300          Starwood Hotels & Resorts Worldwide, Inc.                          417,341
                                          3,000          Wendy's International, Inc.                                        135,450
                                          9,800          Yum! Brands, Inc.                                                  474,418
                                                                                                                      -------------
                                                                                                                          9,360,066
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.8%                 2,500          Black & Decker Corp.                                               205,225
                                         13,600          Centex Corp.                                                       878,288
                                         11,700          DR Horton, Inc.                                                    423,774
                                          7,800          Fortune Brands, Inc.                                               634,374
                                          2,000          KB HOME                                                            146,400
                                          3,300          Maytag Corp.                                                        60,258
                                         45,000          Newell Rubbermaid, Inc.                                          1,019,250
                                          9,200          Pulte Homes, Inc.                                                  394,864
                                          5,700          The Stanley Works                                                  266,076
                                            100          Whirlpool Corp.                                                      7,577
                                                                                                                      -------------
                                                                                                                          4,036,086
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.2%                 9,400          Clorox Co.                                                         522,076
                                          9,200          Colgate-Palmolive Co.                                              485,668
                                         22,900          Kimberly-Clark Corp.                                             1,363,237
                                         67,422          Procter & Gamble Co.                                             4,008,912
                                                                                                                      -------------
                                                                                                                          6,379,893
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.2%                       18,600          Affiliated Computer Services, Inc. Class A (a)                   1,015,560
                                         22,000          Automatic Data Processing, Inc.                                    946,880
                                              6          Cognizant Technology Solutions Corp. (a)                               280
                                          5,500          Computer Sciences Corp. (a)                                        260,205
                                          6,000          Convergys Corp. (a)                                                 86,220
                                         48,700          Electronic Data Systems Corp.                                    1,092,828
                                         53,755          First Data Corp.                                                 2,150,200
                                          5,550          Fiserv, Inc. (a)                                                   254,578
                                         12,000          Paychex, Inc.                                                      444,960
                                         16,500          Unisys Corp. (a)                                                   109,560
                                                                                                                      -------------
                                                                                                                          6,361,271
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2005

                                         Shares
Industry                                   Held          Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &            22,700          The AES Corp. (a)                                            $     372,961
Energy Traders - 0.8%                    21,700          Constellation Energy Group, Inc.                                 1,336,720
                                         35,200          Duke Energy Corp.                                                1,026,784
                                         13,900          TXU Corp.                                                        1,569,032
                                                                                                                      -------------
                                                                                                                          4,305,497
-----------------------------------------------------------------------------------------------------------------------------------
Industrial                                9,500          3M Co.                                                             696,920
Conglomerates - 3.3%                    465,500          General Electric Co.                                            15,673,385
                                          4,100          Textron, Inc.                                                      294,052
                                         35,242          Tyco International Ltd.                                            981,490
                                                                                                                      -------------
                                                                                                                         17,645,847
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.3%                         19,500          ACE Ltd.                                                           917,865
                                          3,600          AON Corp.                                                          115,488
                                         18,600          Aflac, Inc.                                                        842,580
                                         33,100          The Allstate Corp.                                               1,830,099
                                        126,575          American International Group, Inc.                               7,842,587
                                          6,800          Chubb Corp.                                                        608,940
                                          7,077          Cincinnati Financial Corp.                                         296,456
                                         17,400          Hartford Financial Services Group, Inc.                          1,342,758
                                          3,100          Jefferson-Pilot Corp.                                              158,627
                                         10,100          Lincoln National Corp.                                             525,402
                                          8,500          Loews Corp.                                                        785,485
                                          8,200          MBIA, Inc.                                                         497,084
                                             42          Manulife Financial Corp.                                             2,239
                                         24,400          Marsh & McLennan Cos., Inc.                                        741,516
                                         49,500          Metlife, Inc.                                                    2,466,585
                                         13,300          Prudential Financial, Inc.                                         898,548
                                         25,729          The St. Paul Travelers Cos., Inc. (e)                            1,154,460
                                          1,900          Torchmark Corp.                                                    100,377
                                         17,600          UICI                                                               633,600
                                         15,600          XL Capital Ltd. Class A                                          1,061,268
                                                                                                                      -------------
                                                                                                                         22,821,964
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog                       48,805          eBay, Inc. (a)                                                   2,010,766
Retail - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software &                      34,445          Intermix Media, Inc. (a)                                           411,962
Services - 0.4%                          55,232          Yahoo!, Inc. (a)                                                 1,869,051
                                                                                                                      -------------
                                                                                                                          2,281,013
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                      32,600          Action Performance Cos., Inc.                                      407,500
Products - 0.1%                           2,000          Hasbro, Inc.                                                        39,300
                                                                                                                      -------------
                                                                                                                            446,800
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.2%                         31,300          Caterpillar, Inc.                                                1,838,875
                                            700          Cummins, Inc.                                                       61,593
                                         26,000          Danaher Corp.                                                    1,399,580
                                         12,300          Deere & Co.                                                        752,760
                                          5,400          Dover Corp.                                                        220,266
                                         20,200          Eaton Corp.                                                      1,283,710
                                          2,700          ITT Industries, Inc.                                               306,720
                                            400          Navistar International Corp. (a)                                    12,972
                                          5,600          Paccar, Inc.                                                       380,184
                                          1,500          Pall Corp.                                                          41,250
                                          3,200          Parker Hannifin Corp.                                              205,792
                                                                                                                      -------------
                                                                                                                          6,503,702
-----------------------------------------------------------------------------------------------------------------------------------
Media - 3.0%                             54,657          Comcast Corp. Class A (a)                                        1,605,823
                                         37,000          Comcast Corp. Special Class A (a)                                1,064,860
                                          5,200          Knight-Ridder, Inc.                                                305,136
                                         18,800          The McGraw-Hill Cos., Inc.                                         903,152

Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2005

                                         Shares
Industry                                   Held          Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                          4,500          Meredith Corp.                                               $     224,505
                                         33,776          News Corp. Class A                                                 526,568
                                          9,300          Omnicom Group                                                      777,759
                                        250,925          Time Warner, Inc. (e)                                            4,544,252
                                         35,100          Tribune Co.                                                      1,189,539
                                            262          Viacom, Inc. Class A                                                 8,704
                                         79,635          Viacom, Inc. Class B                                             2,628,751
                                         91,800          Walt Disney Co.                                                  2,215,134
                                              1          Washington Post Class B                                                803
                                                                                                                      -------------
                                                                                                                         15,994,986
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%                   25,900          Metals USA, Inc. (a)                                               529,914
                                         16,000          Newmont Mining Corp.                                               754,720
                                          7,400          Nucor Corp.                                                        436,526
                                          9,700          Phelps Dodge Corp.                                               1,260,321
                                          3,100          United States Steel Corp.                                          131,285
                                                                                                                      -------------
                                                                                                                          3,112,766
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.3%                   11,200          CMS Energy Corp. (a)                                               184,240
                                         62,800          Centerpoint Energy, Inc.                                           933,836
                                         10,800          Consolidated Edison, Inc.                                          524,340
                                         26,600          DTE Energy Co.                                                   1,219,876
                                         14,700          Dominion Resources, Inc.                                         1,266,258
                                             15          NiSource, Inc.                                                         364
                                         16,000          PG&E Corp.                                                         628,000
                                         10,000          Public Service Enterprise Group, Inc.                              643,600
                                         30,500          Sempra Energy                                                    1,435,330
                                         10,200          Xcel Energy, Inc.                                                  200,022
                                                                                                                      -------------
                                                                                                                          7,035,866
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.4%                  44,900          Big Lots, Inc. (a)                                                 493,451
                                          3,300          Dillard's, Inc. Class A                                             68,904
                                         42,900          Dollar General Corp.                                               786,786
                                         31,900          Family Dollar Stores, Inc.                                         633,853
                                          9,935          Federated Department Stores                                        664,353
                                         12,000          Kohl's Corp. (a)                                                   602,160
                                         11,646          Neiman Marcus Group, Inc.                                        1,162,620
                                          2,580          Neiman-Marcus Group, Inc. Class A                                  257,871
                                          3,800          Sears Holdings Corp. (a)                                           472,796
                                         11,882          ShopKo Stores, Inc. (a)                                            303,229
                                         39,500          Target Corp.                                                     2,051,235
                                                                                                                      -------------
                                                                                                                          7,497,258
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                46,600          Xerox Corp. (a)                                                    636,090
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                     6,100          Amerada Hess Corp.                                                 838,750
Fuels - 8.3%                              8,700          Anadarko Petroleum Corp.                                           833,025
                                         12,200          Apache Corp.                                                       917,684
                                         14,500          Burlington Resources, Inc.                                       1,179,140
                                        111,802          Chevron Corp.                                                    7,236,943
                                         73,002          ConocoPhillips                                                   5,103,570
                                         20,490          Devon Energy Corp.                                               1,406,434
                                          1,300          EOG Resources, Inc.                                                 97,370
                                        289,000          Exxon Mobil Corp.                                               18,363,060
                                         11,899          Kerr-McGee Corp.                                                 1,155,512
                                          2,700          Kinder Morgan, Inc.                                                259,632
                                         13,736          Marathon Oil Corp.                                                 946,822
                                          4,900          Murphy Oil Corp.                                                   244,363
                                         17,900          Occidental Petroleum Corp.                                       1,529,197

Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2005

                                         Shares
Industry                                   Held          Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                          9,599          PetroKazakhstan, Inc. Class A                                $     522,474
                                          5,700          Spinnaker Exploration Co. (a)                                      368,733
                                          5,900          Sunoco, Inc.                                                       461,380
                                          9,823          Valero Energy Corp.                                              1,110,588
                                         21,000          Williams Cos., Inc.                                                526,050
                                         19,499          XTO Energy, Inc.                                                   883,695
                                                                                                                      -------------
                                                                                                                         43,984,422
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.6%           14,300          Georgia-Pacific Corp.                                              487,058
                                         29,000          Louisiana-Pacific Corp.                                            803,010
                                         38,500          MeadWestvaco Corp.                                               1,063,370
                                          8,500          Weyerhaeuser Co.                                                   584,375
                                                                                                                      -------------
                                                                                                                          2,937,813
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 1.0%                 88,336          The Gillette Co.                                                 5,141,155
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.4%                   28,700          Abbott Laboratories                                              1,216,880
                                         12,300          Allergan, Inc.                                                   1,126,926
                                         89,900          Bristol-Myers Squibb Co.                                         2,162,994
                                         22,000          Eli Lilly & Co.                                                  1,177,440
                                         12,700          Forest Laboratories, Inc. (a)                                      494,919
                                        120,618          Johnson & Johnson                                                7,632,707
                                         10,300          King Pharmaceuticals, Inc. (a)                                     158,414
                                         98,902          Merck & Co., Inc. (e)                                            2,691,123
                                         13,300          Mylan Laboratories                                                 256,158
                                        325,640          Pfizer, Inc.                                                     8,131,231
                                          8,700          Schering-Plough Corp.                                              183,135
                                          2,000          Watson Pharmaceuticals, Inc. (a)                                    73,220
                                         75,600          Wyeth                                                            3,498,012
                                                                                                                      -------------
                                                                                                                         28,803,159
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 1.4%                       29,200          Archstone-Smith Trust                                            1,164,204
                                         21,700          Equity Office Properties Trust                                     709,807
                                         54,823          Gables Residential Trust                                         2,393,024
                                          4,200          Plum Creek Timber Co., Inc.                                        159,222
                                          9,700          Public Storage, Inc.                                               649,900
                                         11,300          Simon Property Group, Inc.                                         837,556
                                         15,300          Vornado Realty Trust                                             1,325,286
                                                                                                                      -------------
                                                                                                                          7,238,999
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.8%                       13,700          Burlington Northern Santa Fe Corp.                                 819,260
                                          9,400          CSX Corp.                                                          436,912
                                         26,600          Norfolk Southern Corp.                                           1,078,896
                                         24,500          Union Pacific Corp.                                              1,756,650
                                                                                                                      -------------
                                                                                                                          4,091,718
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor           10,700          Altera Corp. (a)                                                   204,477
Equipment - 3.2%                         13,000          Analog Devices, Inc.                                               482,820
                                        115,400          Applied Materials, Inc.                                          1,957,184
                                          9,000          Broadcom Corp. Class A (a)                                         422,190
                                         14,000          Freescale Semiconductor, Inc. Class B (a)                          330,120
                                        266,400          Intel Corp.                                                      6,566,760
                                          6,500          Kla-Tencor Corp.                                                   316,940
                                          8,400          LSI Logic Corp. (a)                                                 82,740
                                          9,700          Linear Technology Corp.                                            364,623
                                         32,297          Maxim Integrated Products, Inc.                                  1,377,467
                                         66,600          Micron Technology, Inc. (a)                                        885,780
                                         15,100          National Semiconductor Corp.                                       397,130
                                          6,000          Novellus Systems, Inc. (a)                                         150,480

Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2005

                                         Shares
Industry                                   Held          Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                          7,300          Nvidia Corp. (a)                                             $     250,244
                                         95,800          Texas Instruments, Inc.                                          3,247,620
                                                                                                                      -------------
                                                                                                                         17,036,575
-----------------------------------------------------------------------------------------------------------------------------------
Software - 3.2%                           4,417          Adobe Systems, Inc.                                                131,847
                                         21,900          Autodesk, Inc.                                                   1,017,036
                                         34,300          BMC Software, Inc. (a)                                             723,730
                                         28,400          Citrix Systems, Inc. (a)                                           713,976
                                         23,505          Computer Associates International, Inc.                            653,674
                                         28,000          Compuware Corp. (a)                                                266,000
                                         10,400          Intuit, Inc. (a)                                                   466,024
                                         14,263          Macromedia, Inc. (a)                                               580,076
                                          1,500          Mercury Interactive Corp. (a)                                       59,400
                                        336,900          Microsoft Corp.                                                  8,668,437
                                         28,000          Novell, Inc. (a)                                                   208,600
                                        167,300          Oracle Corp. (a)                                                 2,072,847
                                          8,700          PalmSource, Inc. (a)(e)                                            157,035
                                         32,100          SS&C Technologies, Inc.                                          1,176,144
                                         18,700          Siebel Systems, Inc.                                               193,171
                                          5,662          Symantec Corp. (a)                                                 128,301
                                                                                                                      -------------
                                                                                                                         17,216,298
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.5%                   9,500          Autonation, Inc. (a)                                               189,715
                                          1,800          Autozone, Inc. (a)                                                 149,850
                                         10,500          Bed Bath & Beyond, Inc. (a)                                        421,890
                                         24,500          Best Buy Co., Inc.                                               1,066,485
                                         78,600          Brookstone, Inc. (a)                                             1,567,284
                                          3,300          Circuit City Stores, Inc.                                           56,628
                                         54,300          The Gap, Inc.                                                      946,449
                                         93,800          Home Depot, Inc.                                                 3,577,532
                                         16,074          Limited Brands                                                     328,392
                                         35,000          Lowe's Cos., Inc.                                                2,254,000
                                         13,600          Office Depot, Inc. (a)                                             403,920
                                         36,850          Staples, Inc.                                                      785,642
                                          1,900          TBC Corp. (a)                                                       65,531
                                         49,000          TJX Cos., Inc.                                                   1,003,520
                                         17,900          Tiffany & Co.                                                      711,883
                                                                                                                      -------------
                                                                                                                         13,528,721
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                       1,600          Liz Claiborne, Inc.                                                 62,912
Luxury Goods - 0.1%                       7,700          Reebok International Ltd.                                          435,589
                                          4,200          VF Corp.                                                           243,474
                                                                                                                      -------------
                                                                                                                            741,975
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                       36,400          Commercial Federal Corp.                                         1,242,696
Finance - 1.7%                           28,300          Countrywide Financial Corp.                                        933,334
                                         45,200          E-Loan, Inc. (a)                                                   189,388
                                         44,100          Fannie Mae                                                       1,976,562
                                         32,220          Freddie Mac                                                      1,819,141
                                         13,300          Golden West Financial Corp.                                        789,887
                                         14,200          MGIC Investment Corp.                                              911,640
                                         10,000          Sovereign Bancorp, Inc.                                            220,400
                                         29,819          Washington Mutual, Inc.                                          1,169,501
                                                                                                                      -------------
                                                                                                                          9,252,549
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.4%                          101,700          Altria Group, Inc.                                               7,496,307
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                      16,800          WW Grainger, Inc.                                                1,057,056
Distributors - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2005

                                         Shares
Industry                                   Held          Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                   33          Alltel Corp.                                                 $       2,149
Services - 0.5%                         119,149          Sprint Nextel Corp.                                              2,833,363
                                                                                                                      -------------
                                                                                                                          2,835,512
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         (Cost - $439,847,199) - 94.3%                                  502,334,089
-----------------------------------------------------------------------------------------------------------------------------------

                                                         Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                     4,780          SPDR Trust Series 1                                                587,653
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Exchange-Traded Funds
                                                         (Cost - $562,231) - 0.1%                                           587,653
-----------------------------------------------------------------------------------------------------------------------------------

                                                         Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                     1,716          Amerada Hess Corp., 7% (d)                                         200,944
Fuels - 0.1%                              3,924          Valero Energy Corp., 2% (d)                                        439,488
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Preferred Stocks
                                                         (Cost - $250,909) - 0.1%                                           640,432
-----------------------------------------------------------------------------------------------------------------------------------

                                           Face
                                         Amount          Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%              $     475,000          Genzyme Corp., 1.25% due 12/01/2023 (d)                            544,469
-----------------------------------------------------------------------------------------------------------------------------------
Industrial                              291,000          Tyco International Group SA, 3.125%
Conglomerates - 0.1%                                     due 1/15/2023 (d)                                                  385,211
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Fixed Income Securities
                                                         (Cost - $933,455) - 0.2%                                           929,680
-----------------------------------------------------------------------------------------------------------------------------------

                                     Beneficial
                                       Interest          Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                  $  24,689,131          Merrill Lynch Liquidity Series,
                                                         LLC Cash Sweep Series I (b)                                     24,689,131
                                      6,629,500          Merrill Lynch Liquidity Series,
                                                         LLC Money Market Series (b)(c)                                   6,629,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Short-Term Securities
                                                         (Cost - $31,318,631) - 5.9%                                     31,318,631
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments
                                                         (Cost - $472,912,425*) - 100.6%                                535,810,485

                                                         Liabilities in Excess of Other Assets - (0.6%)                  (3,270,985)
                                                                                                                      -------------
                                                         Net Assets - 100.0%                                          $ 532,539,500
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                     $          480,031,758
                                                         ======================
      Gross unrealized appreciation                      $           64,019,055
      Gross unrealized depreciation                                  (8,240,328)
                                                         ----------------------
      Net unrealized appreciation                        $           55,778,727
                                                         ======================

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                    Net               Dividend /
      Affiliate                                  Activity        Interest Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                     39,400           $  15,864
      Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I                  $ 7,980,527           $ 519,028
      Merrill Lynch Liquidity Series,
      LLC Money Market Series                  $ 6,629,500           $  13,271
      --------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Convertible security.
(e)   Security, or a portion of security, is on loan.

Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2005

      Financial futures contracts purchased as of September 30, 2005 were as follows:

      Number of                      Expiration                       Unrealized
      Contracts       Issue             Date          Face Value    Appreciation
      --------------------------------------------------------------------------
      171          S&P 500 Index    December 2005    $ 52,352,762      $ 413,563
      --------------------------------------------------------------------------

      For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced S&P 500 Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Date: November 17, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Date: November 17, 2005